Consolidated Statements of Financial Condition (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 816,002	$ 888,622
Available-for-sale securities, including encumbered securities of $965,927 and $933,315, at fair value	3,255,144	2,481,093
Held-to-maturity securities, including encumbered securities of $45,086 and $60,970, at amortized cost	47,036	80,107
Loans receivable, net	7,935,877	8,423,703
Covered loans, net	382,183	534,474
Interest receivable	52,332	49,020
Premises and equipment, net	166,593	162,721
Real estate held for sale	159,829	188,998
Covered real estate held for sale	56,383	44,155
FDIC indemnification asset	98,871	131,128
FHLB stock	151,755	151,748
Intangible assets, including goodwill of $251,653	256,271	257,718
Federal and state income taxes, net	0	8,093
Other assets	62,473	84,799
Assets	13,440,749	13,486,379
Customer accounts
Transaction deposit accounts	2,662,188	2,554,762
Time deposit accounts	6,003,715	6,297,778
Savings and Demand Accounts and Repurchase Agreements with Customers	8,665,903	8,852,540
FHLB advances	1,962,066	1,865,548
Other borrowings	800,000	800,000
Advance payments by borrowers for taxes and insurance	39,548	39,504
Federal and State income taxes, including net deferred liabilities of $17,075 and $21,951	1,535	0
Accrued expenses and other liabilities	65,164	87,640
Liabilities	11,534,216	11,645,232
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,853,534 and 129,555,956 shares issued; 108,976,410 and 112,483,632 shares outstanding	129,854	129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income, net of taxes	85,789	49,682
Treasury stock, at cost; 20,877,124 and 17,072,324 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Stockholders' Equity	1,906,533	1,841,147
Liabilities and Equity	$ 13,440,749	$ 13,486,379